(10) Stock Options and Warrants: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Nine Months Ended June 30,
	2013	2012
Expected cash dividend yield	-	-
Expected stock price volatility	108%	95%
Risk-free interest rate	0.15%	0.36%
Expected life of options/warrants	2 years	2 years

Scenario, Previously Reported
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Fiscal Years Ended
	September 30,
	2012	2011
Expected cash dividend yield	-	-
Expected stock price volatility	95%	96%
Risk-free interest rate	0.36%	0.32%
Expected life of options	2 Years	2 Years